Note 17 - Trade Receivables - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Current accounts	$ 1,240,769	$ 1,026,026
Receivables from related parties	51,676	14,383
	1,292,445	1,040,409
Allowance for doubtful accounts (see Note 23 (i))	(78,385)	(85,724)
	$ 1,214,060	$ 954,685